RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

18. RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties:

Related Party Name	Relationship to the Company

Ms. Hong Bee Yin	Controlling shareholder

There were no related party transactions conducted during the periods ended June 30, 2024 and 2025.

As of June 30, 2025 and December 31, 2024, there were no outstanding related party balances.